18. Taxes payable (Tables)	12 Months Ended
Dec. 31, 2017
Taxes Payable Tables
Schedule of taxes payable
	12/31/2017	12/31/2016
PIS and COFINS	40,036	89,332
ICMS installments	-	4,852
Tax regularization program in installment payments - PRT and PERT	68,596	-
Withholding income tax on salaries	32,070	29,519
ICMS	45,492	43,226
Tax on import	3,454	3,454
IRPJ and CSLL payable	5,299	12,489
Other	6,200	6,105
Total	201,147	188,977

Current	134,951	146,174
Noncurrent	66,196	42,803

Breakdown of the obligation included in the installment payment programs
2017
IPI on customs import	92,153
PIS and COFINS	98,491
PIS and COFINS on financial income (b)	131,844
Income and social contribution taxes	23,372
Other	4,655
Total debt	350,515
Reductions in interest and fines (c)	(21,249)
Use of tax losses carryforward (a)	(227,689)
Amount payable in installments	101,577